Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,991,400
Previously Paid Amount	0.00
Total Fee Amount	3,213.78
Total Offset Amount	0.00
Net Fee	3,213.78
Narrative - Max Aggregate Offering Price	$ 20,991,400
Final Prospectus	true